Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
SiteOne Savings and Investment Plan
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)

SiteOne Savings and Investment Plan

Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)

December 31, 2025

Plan #: 002

EIN: 36-4485550

		(c) Description of Investment,
	(b) Identity of Issuer,	including maturity date,
	borrower, lessor or	rate of interest, collateral,
(a)	similar party	par or maturity value	(d) Cost	(e) Current Value
	Mutual funds:
*	Fidelity	Growth Company Fund	**	$67,174,146
*	Fidelity	500 Index Fund	**	37,892,138
*	Fidelity	Mid Cap Index Fund	**	9,897,323
	JP Morgan	US Value Fund	**	8,879,039
*	Fidelity	Small Cap Index Fund	**	7,115,609
	MFS	International Diversification Fund	**	4,139,826
	JP Morgan	Core Bond Fund	**	2,827,928
*	Fidelity	Global Ex US Index Fund	**	2,530,597
*	Fidelity	US Bond Index Fund	**	2,238,000
*	Fidelity	Real Estate Index Fund	**	1,801,296
	DFA	Emerging Markets Core Equity Fund	**	1,337,114
*	Fidelity	Inflation - Protected Index Fund	**	1,029,745
	Total mutual funds			146,862,761

	Company common stock:
*	SiteOne	Company Stock	**	4,006,292

	Money market fund:
*	Fidelity	Government Money Market Fund	**	9,296,915

	Self-directed brokerage accounts
	Brokerage Link	Common Stock	**	5,648,189
	Brokerage Link	Interest Bearing Cash	**	701,428
	Brokerage Link	Government Bond	**	494,365
	Brokerage Link	Unit	**	2,983,160
*	Brokerage Link	Fidelity Fund	**	650,019
	Brokerage Link	Certificate of Deposit	**	192,175
	Brokerage Link	External Fund	**	531,206
	Brokerage Link	Option	**	79,937
	Brokerage Link	Corporate Bond	**	60,925
	Brokerage Link	Rights/Warrants	**	1,716
	Total self-directed brokerage accounts			11,343,120

	Collective investment trust funds:
	T. Rowe Price	TRP RETIRE 2035 F	**	75,118,877
	T. Rowe Price	TRP RETIRE 2030 F	**	67,912,510
	T. Rowe Price	TRP RETIRE 2045 F	**	67,492,387
	T. Rowe Price	TRP RETIRE 2040 F	**	61,348,666
	T. Rowe Price	TRP RETIRE 2050 F	**	39,828,139
	T. Rowe Price	TRP RETIRE 2025 F	**	36,975,562
	T. Rowe Price	TRP RETIRE 2055 F	**	31,124,694
	T. Rowe Price	TRP RETIRE 2060 F	**	14,446,432
	T. Rowe Price	TRP RETIRE 2020 F	**	10,930,979
	T. Rowe Price	TRP RETIRE 2065 F	**	7,909,790
	T. Rowe Price	TRP RETIRE 2015 F	**	2,850,784
	T. Rowe Price	TRP RETIRE BAL F	**	1,997,319
*	Fidelity	Managed Income Portfolio	**	1,456,314

	Total collective investment trust funds			419,392,453

	Total investments per financial statements			590,901,541

*	Notes receivable from participants	Interest rates ranging from 4.25%-10.50%		11,418,171

	Total investments per Form 5500			$602,319,712
*	Represents a party-in-interest.
**	Cost information is not required as all investments are participant directed.